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iREIT(R) - MarketVector Quality REIT Index ETF
iREIT® - MarketVector Quality REIT Index ETF – FUND SUMMARY
Investment Objective
The iREIT® - MarketVector Quality REIT Index ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the. iREIT®- MarketVector™ Quality REIT (the "Index").
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	iREIT(R) - MarketVector Quality REIT Index ETF iREIT(R) - MarketVector Quality REIT Index ETF	[1]
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.60%
[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
iREIT(R) - MarketVector Quality REIT Index ETF | iREIT(R) - MarketVector Quality REIT Index ETF | USD ($)	61	192

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology created by Wide Moat Indexes, LLC (“Wide Moat,” see also, “Fund Sponsor” below), and it follows a non-discretionary, rules-based methodology to determine the universe of potential Index components. The Index is owned and administered by MarketVector Indexes GmbH (“Index Provider”). The Index is calculated and published by Solactive AG (“Calculation Agent”).

The iREIT®- MarketVector™ Quality REIT Index

Initial Universe

The Index is a rules-based index and construction of the Index begins with the selection of investments from an initial universe of U.S.-listed equity REITs (real estate investment trusts) that comprise the iREIT® Equity REIT-100 universe (the “initial universe”). The initial universe includes 100 REITs operating in various sectors such as healthcare, hotel, net lease, retail, diversified, technology, residential, self-storage, industrial, and office. The 100 U.S.-listed REITs in the initial universe are selected by Wide Moat. The initial universe is reconstituted on a quarterly basis. For more information about REITs and the process for determining the initial universe, see “Additional Information about the Fund – Additional Information about the Index” below.

Stock Selection

From the initial universe, the Index Provider scores each portfolio candidate based on both quality and value factors.

●	Quality Score Considerations: Quality scores are based on various financial metrics, including general metrics, such as dividend yield, and price-to-earnings ratios. In addition, the Index considers REIT-specific financial metrics such as funds from operations (FFO), capitalization rate (Cap Rate), occupancy rate, and loan-to-value ratio.

●	Value Score Considerations: Value scores are based on other financial metrics, including price to funds from operations (P/FFO), dividend yield, and discounted cash flows. Additionally, value scoring considers operational metrics such as occupancy rates, debt-to-equity ratios, and interest coverage ratios.

A description of the financial terms referenced above is included under “Additional Information about the Index” below.

The Index Provider sums the quality and value scores for an overall score for each REIT. The Index Provider only considers the 80 candidates with the top quality scores for further screening.

The Index Provider then conducts three separate selection processes to determine the Index’s portfolio. That is, the Index Provider selects:

(i)	up to 24 common stocks of REITs with high quality scores,
(ii)	up to 12 common stocks of REITs with high value scores, and
(iii)	up to 4 preferred stocks of REITs.

REITs with High-Quality Scores – From the remaining 80 REITs, the Index Provider identifies the 50 REITs with the highest quality scores. From this group, the Index Provider’s process then selects the top REIT based on overall scores from each of ten different sectors: healthcare, hotel, net lease, retail, diversified, technology, residential, self-storage, industrial, and office. However, if no REITs from a particular sector meet the required standards for inclusion at this stage, that sector is skipped. This sector-based approach is designed to provide a varied representation of different REIT sectors in the Index. After choosing the top REIT from each sector, the process selects additional REITs based on their overall scores, which include both quality and value assessments. Importantly, there is a limit: no more than six REITs can be chosen from any single sector.

The intended goal of this process is to select up to 24 REITs. But, because of the specific rules about sector variety and the maximum number of REITs per sector, there are situations where the process may end up selecting fewer than 24 REITs. This outcome primarily occurs when the available pool of qualifying REITs is not sufficiently varied across the various sectors.

REITs with High-Value Scores – From the initial list of 80 REITs, the Index Provider identifies the REITs that were not selected in the “REITs with High Quality Scores” group, and rank within the top half by value scores. From that list, the Index Provider identifies the highest-ranking REIT, based on overall scores, from each sector. Individual sectors may be omitted if no REITs in that sector qualify for inclusion at this step. The process generally continues until the Index Provider selects 12 REITs, adhering to a sector cap of three REITs per sector. See “Additional Information about the Index” below for more details on the process in the event of ties.

Preferred Stocks of REITs - The Index Provider screens the 80 candidates to determine which REITs’ preferred stocks yield more than 2.5 percentage points above the Secured Overnight Financing Rate (“SOFR”) interest rate benchmark. At a high level, preferred stocks are equity securities that have superior (preferred) claims on assets and earnings than common stock. The Index Provider then considers only those preferred stocks that have a full market capitalization of at least 75 million dollars and a minimum of 200,000 average monthly shares traded over the previous six months. From the remaining REITs, the Index Provider selects the four preferred stocks that have the largest difference between their own yield and the dividend yield of the common stock from the same REIT.

Index Construction

The Index’s components are weighted equally within each selection process category. For example, high-quality REITs are equally weighted with other high-quality REITs in the Index.

The Index employs a tiered equal weighting strategy, which is structured as follows: Each stock included in the Index is assigned a weight based on its defined scoring criteria. Specifically, stocks categorized under the "high-quality REITs" bucket receive a score of 2. In contrast, all other stocks, including those identified as high value and preferred stocks, are assigned a score of 1. This differential scoring system effectively determines the proportional weight of each stock within the Index. For example, if the Index’s portfolio is comprised of 24 high-quality REITs, 12 high-value REITs, and 4 preferred stocks, at the time of a rebalance, the Index would be weighted approximately 75% to high-quality REITs, 18.75% to high-value REITs and 6.25% to preferred stocks. See below under “Additional Information about the Fund - Additional Information about the Index” for more detail on the Index’s tiered weighting system.

The Index is rebalanced quarterly.

The Fund’s Investment Strategy

The Fund will invest all, or substantially all, of its assets in the component securities that make up the Index.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in equity securities of REITs.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index components. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when Tidal Investments LLC (“Tidal” or the “Adviser”) believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not begun operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.IRETETF.com.

iREIT(R) - MarketVector Quality REIT Index ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
iREIT(R) - MarketVector Quality REIT Index ETF | REIT Risk [Member]

REIT Risk. A REIT is a company that owns or finances income-producing real estate and meets certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), as more fully described in the Fund’s Statement of Additional Information (“SAI”). Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

iREIT(R) - MarketVector Quality REIT Index ETF | Real Estate Securities Risk [Member]

Real Estate Securities Risk. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in residential REITs and real estate-related securities. Investing in residential REITs and real estate-related securities may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates may also affect the value of the Fund’s investment in residential REITs and real estate-related securities. Real estate investments are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate investments are also subject to heavy cash flow dependency and defaults by borrowers.

iREIT(R) - MarketVector Quality REIT Index ETF | Concentration Risk [Member]

Concentration Risk. The Fund’s investments will be concentrated in the real estate industry. As a result, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

iREIT(R) - MarketVector Quality REIT Index ETF | Equity Market Risk [Member]

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, or REIT sectors in which the Fund invests. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

iREIT(R) - MarketVector Quality REIT Index ETF | Preferred Stock Risk [Member]

Preferred Stock Risk. Investing in preferred stocks of REITs is subject to general market and issuer-specific risks, as well as interest rate risk due to their fixed or variable return rates. Dividends from preferred stocks are paid after all obligatory payments to creditors and can be impacted significantly by changes in a REIT's financial status. Preferred stocks may offer less liquidity compared to other securities like common stock, and often have limited voting rights. Further, there is a risk that a REIT may defer, omit dividends, or opt to call, redeem, or convert preferred stocks to common stock, impacting the investment value.

iREIT(R) - MarketVector Quality REIT Index ETF | ETF Risks [Member]
ETF Risks.
iREIT(R) - MarketVector Quality REIT Index ETF | Authorized Participants Market Makers And Liquidity Providers Concentration Risk [Member]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

iREIT(R) - MarketVector Quality REIT Index ETF | Costs Of Buying Or Selling Shares [Member]
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

iREIT(R) - MarketVector Quality REIT Index ETF | Shares May Trade At Prices Other Than N A V [Member]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

iREIT(R) - MarketVector Quality REIT Index ETF | Trading [Member]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

iREIT(R) - MarketVector Quality REIT Index ETF | General Market Risk [Member]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Investments in the Fund’s portfolio may underperform in comparison to investments in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

iREIT(R) - MarketVector Quality REIT Index ETF | Models and Data Risk [Member]

Models and Data Risk. The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Index that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.

iREIT(R) - MarketVector Quality REIT Index ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

iREIT(R) - MarketVector Quality REIT Index ETF | Passive Investment Risk [Member]

Passive Investment Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

iREIT(R) - MarketVector Quality REIT Index ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

iREIT(R) - MarketVector Quality REIT Index ETF | Tracking Error Risk [Member]

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in Index components at all times or may hold securities not included in the Index.

iREIT(R) - MarketVector Quality REIT Index ETF | Underlying Index Risk [Member]

Underlying Index Risk. Neither the Fund’s investment adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, Calculation Agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, Calculation Agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.